Investments in Joint Ventures and Associates - Summary of Individually Immaterial Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Profit for the year	£ 266	£ 590	£ 408
Total comprehensive income	49	714	£ 253
Aggregated individually immaterial joint ventures [member]
Disclosure of associates [line items]
Profit for the year	0	1
Total comprehensive income	£ 0	£ 1